Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets Explanatory [Abstract]
Future Minimum Undiscounted Lease Payments
Future minimum undiscounted lease payments under long-term operating leases are as follows:

	December 31,
	2015	2016	2017
	(in thousands)
Within one year	$909	$879	$1,072
After one year but not more than five years	2,358	1,932	1,035
More than five years	—	—	—
Total minimum lease payments	$3,267	$2,811	$2,107